EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
EARNINGS PER SHARE [Abstract]
Schedule of computation of basic and diluted net earnings per share

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited	Unaudited	Audited
Numerator:
Net income	$10,685	$6,245	$7,942

Denominator:
Weighted-average number of shares outstanding used in computing basic net earnings per share	27,783,834	26,400,961	26,681,749
Dilutive effect: stock options and RSUs	917,002	1,398,002	1,319,679
Total weighted-average number of shares used in computing diluted net earnings per share	28,700,836	27,798,963	28,001,428

Basic net income per share	$0.38	$0.24	$0.30
Diluted net income per share	$0.37	$0.22	$0.28